Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term Investments
Short-term investments	¥ 2,706,535	¥ 2,653,065		$ 370,794
Investment Income loss related to short-term investments	69,500	(187,600)	¥ 18,200
Financial products
Short-term Investments
Short-term investments	2,281,780	1,596,512
Investments in publicly traded companies
Short-term Investments
Short-term investments	¥ 424,755	¥ 1,056,553